Non-Controlling Interests (Tables)	12 Months Ended
Jun. 30, 2019
Interests in other entities [Abstract]
Financial Information for Subsidiaries and Net Change in Non-Controlling Interests
The following table presents the summarized financial information for Hempco and Aurora Nordic, the Company’s subsidiaries which have NCI’s. This information represents amounts before intercompany eliminations.

June 30, 2019
$
Current assets	13,680
Non-current assets	48,256
Current liabilities	(8,968)
Non-current liabilities	(62,087)
Revenues for the year ended	2,290
Net loss for the year ended	(14,526)

The net change in non-controlling interests is as follows:

Total
$
Balance, June 30, 2018	4,562
Contribution from NCI	5,854
Change in ownership interest	1,081
Share of loss for the period	(7,087)
Balance, June 30, 2019	4,410